Financial Liabilities - Reconciliation of Total Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	€ 379,287
Cash flows, proceeds	190,172
Cash flows, repayments	(155,790)
Cash flows, accrued interest paid in the period	(1,644)
Non-cash changes, exchange rate	(21)
Non-cash changes, amortized cost	64
Non-cash changes, accrued interests	1,573
Total borrowings at end of year	413,641
Bank Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	245,448
Cash flows, proceeds	120,000
Cash flows, repayments	(51,664)
Cash flows, accrued interest paid in the period	(1,553)
Non-cash changes, amortized cost	17
Non-cash changes, accrued interests	1,304
Total borrowings at end of year	313,552
Bank Overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	84,096
Cash flows, proceeds	70,172
Cash flows, repayments	(104,126)
Cash flows, accrued interest paid in the period	(91)
Non-cash changes, exchange rate	(21)
Non-cash changes, accrued interests	269
Total borrowings at end of year	50,299
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	49,743
Non-cash changes, amortized cost	47
Total borrowings at end of year	€ 49,790